Debt Instruments Issued and Other Financial Liabilities	12 Months Ended
Dec. 31, 2021
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Debt Instruments Issued and Other Financial Liabilities

Note 20 - Debt Instruments Issued and Other Financial Liabilities

As of December 31, 2021 and 2020, composition of debt instruments issued and other financial liabilities is as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Debt instruments issued
Mortgage finance bonds	24,035	30,846
Senior bonds	5,585,760	5,092,979
Subordinated bonds	1,153,045	1,081,031
Subtotals	6,762,840	6,204,856
Other financial liabilities
Liabilities with the public sector	—	—
Borrowings from local financial institutions	42,435	13,123
Subtotals	42,435	13,123
Totals	6,805,275	6,217,979

Debts classified as short-term are those that constitute demand obligations or will mature within a year. All other debts are classified as long-term. Detail is as follows

	As of December 31, 2021
	Short term	Long term	Totals
	MCh$	MCh$	MCh$
Mortgage finance bonds	6,809	17,226	24,035
Senior bonds	506,250	5,079,510	5,585,760
Subordinated bonds	5,448	1,147,597	1,153,045
Debt instruments issued	518,507	6,244,333	6,762,840
Other financial liabilities	42,435	—	42,435

	As of December 31, 2020
	Short term	Long term	Totals
	MCh$	MCh$	MCh$
Mortgage finance bonds	6,595	24,251	30,846
Senior bonds	321,678	4,771,301	5,092,979
Subordinated bonds	—	1,081,031	1,081,031
Debt instruments issued	328,273	5,876,583	6,204,856
Other financial liabilities	13,123	—	13,123

The following tables provide with additional information, including maturities, for each type of debt issued as of December 31, 2021 and 2020.

Note 20 - Debt Instruments Issued and Other Financial Liabilities, continued

a)	Mortgage finance bonds

Detail of maturities for mortgage finance bonds is as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Within 1 year	6,809	6,595
After 1 year but within 2 years	4,842	5,638
After 2 years but within 3 years	3,582	5,068
After 3 years but within 4 years	3,402	4,544
After 4 years but within 5 years	1,450	3,484
After 5 years	3,950	5,517
Totals	24,035	30,846

b)	Senior bonds

Details for senior bonds, by currency, are as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Bonds in UF	4,651,061	4,134,994
Bonds in CLP	352,171	399,992
Bonds in COP	582,528	557,993
Totals	5,585,760	5,092,979

Detail of maturities for senior bonds is as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Due within 1 year	506,250	321,678
After 1 year but within 2 years	319,656	486,427
After 2 years but within 3 years	652,472	309,111
After 3 years but within 4 years	464,006	589,699
After 4 years but within 5 years	1,083,803	592,851
After 5 years	2,559,573	2,793,213
Totals	5,585,760	5,092,979

Note 20 - Debt Instruments Issued and Other Financial Liabilities, continued

The following table presents details for senior bonds issued:

Senior bonds issued during the year ended December 31, 2021:

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BITADD0919	UF	1,000,000	8 years and 2 months	0.75% annual	01/15/2021	03/09/2029
BITADD0919	UF	1,000,000	8 years and 2 months	0.75% annual	01/19/2021	03/09/2029
BITADB0919	UF	1,000,000	6 years and 1 month	0.75% annual	02/10/2021	03/09/2027
BITADB0919	UF	2,000,000	6 years	0.75% annual	03/11/2021	03/09/2027
BITADD0919	UF	500,000	7 years and 11 months	0.75% annual	04/09/2021	03/09/2029
BITADD0919	UF	1,500,000	7 years and 10 months	0.75% annual	05/31/2021	03/09/2029
BITACW0418	UF	2,000,000	9 years and 1 month	2.00% annual	08/27/2021	10/09/2030
BITADB0919	UF	1,000,000	5 years and 6 months	0.75% annual	09/14/2021	03/09/2027
BITADB0919	UF	1,000,000	5 years and 6 months	0.75% annual	09/15/2021	03/09/2027
BITACW0418	UF	5,500,000	8 years and 11 months	2.00% annual	10/26/2021	10/09/2030
BITACT0418	UF	2,000,000	5 years and 11 months	2.00% annual	10/26/2021	10/09/2027
BITACV0418	UF	3,000,000	7 years and 11 months	2.00% annual	11/03/2021	10/09/2029
BITACT0418	UF	2,000,000	5 years and 11 months	2.00% annual	11/03/2021	10/09/2027
Totals		23,500,000

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BITACN0419	CLP	60,000,000,000	4 years and 5 months	2.50% annual	10/21/2021	04/01/2026
Totals		60,000,000,000

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
SUBSERIE C36	COP	182,310,000,000	3 years	1.76% annual	06/29/2021	06/29/2024
SUBSERIEC120	COP	151,094,000,000	10 years	3.72% annual	06/29/2021	06/29/2031
Totals		333,404,000,000

Senior bonds issued during the year ended December 31, 2020:

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BITACR0418	UF	500,000	5 years and 8 months	2% annual	01/14/2020	10/09/2025
BITACR0418	UF	1,000,000	5 years and 8 months	2% annual	01/14/2020	10/09/2025
BITACR0418	UF	500,000	5 years and 8 months	2% annual	01/14/2020	10/09/2025
BITACR0418	UF	3,000,000	5 years and 6 months	2% annual	04/08/2020	10/09/2025
BITACS0418	UF	3,000,000	6 years and 6 months	2% annual	04/08/2020	10/09/2026
Totals		8,000,000

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
SERIE A - 60	COP	148,100,000,000	5 years	6.00% annual	02/27/2020	02/27/2025
SERIE U - 120	COP	351,837,710,484	10 years	2.71% annual	02/27/2020	02/27/2030
SERIE A SUBSERIE A60	COP	165,915,000,000	5 years	4.83% annual	09/29/2020	09/29/2025
SUBSERIE B36	COP	134,100,000,000	3 years	1.28% annual	09/29/2020	09/29/2023
Totals		799,952,710,484

Note 20 - Debt Instruments Issued and Other Financial Liabilities, continued

c)	Subordinated bonds

Details of subordinated bonds, by currency, are as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Bonds in UF	955,982	906,558
Bonds in COP	197,063	174,473
Totals	1,153,045	1,081,031

Detail of maturities for subordinated bonds is as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Within 1 year	5,448	—
After 1 year but within 2 years	22,169	10,082
After 2 years but within 3 years	143,767	21,706
After 3 years but within 4 years	—	122,290
After 4 years but within 5 years	—	—
After 5 years	981,661	926,953
Totals	1,153,045	1,081,031

For the years ended December 31, 2021 and 2020 no issuance of subordinated bonds took place.

d)	Others financial obligations

As of December 31,
	2021	2020
	MCh$	MCh$
Within 1 year	—	—
After 1 year but within 2 years	—	—
After 2 years but within 3 years	—	—
After 3 years but within 4 years	—	—
After 4 years but within 5 years	—	—
After 5 years	—	—
Totals financial liabilities	—	—
Short-term financial liabilities
Amounts due to credit card transactions	42,435	13,123
Others	—	—
Totals short-term financial liabilities	42,435	13,123
Totals other financial liabilities	42,435	13,123

As of December 31, 2021 and 2020, the Bank has not incurred in any default in the payments of principal, interest or others in regard to debt instruments issued.